Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2019	2018
Parts and materials	108	113
Coal	130	108
Deferred stripping costs	6	7
Natural gas	3	4
Purchased emission credits	4	10
Total	251	242

Disclosure Of The Change In Inventory
The change in inventory is as follows:

Balance, Dec. 31, 2017	219
Net addition	20
Change in foreign exchange rates	3
Balance, Dec. 31, 2018	242
Net addition	12
Change in foreign exchange rates	(3)
Balance, Dec. 31, 2019	251